CONSOLIDATED STATEMENT OF OPERATIONS	7 Months Ended
Dec. 31, 2024 USD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 0
Operating expenses	0
Other items	0
Earnings before income taxes	0
Provision for income taxes	0
Net earnings	$ 0
Earnings per common share - basic (in dollars per share) | $ / shares	$ 0
Earnings per common share - diluted (in dollars per share) | $ / shares	$ 0
Weighted average number of common shares outstanding - basic (in shares) | shares	1,000
Weighted average number of common shares outstanding - diluted (in shares) | shares	1,000